UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report:

January 8, 2026

(Exact name of securitizer as specified in its charter)

Seaco SRL

025-03267	001702013
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

James Gadsden
28 Liberty Street
New York, New York 10005
 (212) 238-8607

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:  _________________

Central Index Key Number of issuing entity (if applicable):   ___________________

Central Index Key Number of underwriter (if applicable):    ________________

___________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SEACO SRL (Securitizer) By: /s/ Rochelle A. Humphrey Name: Rochelle A. Humphrey Title: General Manager

Date: January 8, 2026